Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2019
Schedule of litigation disputes and accrued costs

Dispute matter	Claim amount as of December 31, 2019	Interest and penalties	Total claim amount as of December 31, 2019
1) Guarantees	$2,125,899	$435,010	$2,560,909
2) Sales	19,898	9,299	29,197
3) Purchases	1,348,311	186,351	1,534,662
4) Leases	3,755,325	819,788	4,575,113
5) Labor	25,842	-	25,842
6) Others	302,968	155,691	458,659
Total	$7,578,243	$1,606,139	9,184,382
Payments made by related party			(2,403,241)
Accrued contingent liabilities			$6,781,141

Schedule of litigation disputes contingencies associated

Dispute matter	Claim amount as of December 31, 2019	Interest and penalties	Total claim amount as of December 31, 2019
1) Guarantees	$58,309,107	$10,079,483	$68,388,590
2) Purchases	2,733,610	86,263	2,819,873
3) Leases	8,730,327	-	8,730,327
4) Labor	224,807	-	224,807
Total	$69,997,851	$10,165,746	80,163,597
Settled claims			(53,945,683)
Remaining claims amount			$26,217,914

Related-party [Member]
Schedule of third-party borrowed from bank
Name of party being guaranteed	Guaranteed amount	Guarantee expiration date
Beijing Lianlv (borrower)	$9,909,237	April 11, 2019

Third-party [Member]
Schedule of third-party borrowed from bank
Name of party being guaranteed	Guaranteed amount	Guarantee expiration date
Tangshan Long Tang Trading Co., Ltd ("Long Tang")	$2,116,268	December 29, 2017